Loans - Contractual maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Financial assets
Loans	$ 739,647	$ 709,784	$ 693,059
Gross amount
Financial assets
Loans	743,853	714,373
Gross amount | Australia
Financial assets
Loans	650,850	618,794
Gross amount | Australia | Housing
Financial assets
Loans	467,382	455,604
Gross amount | Australia | Personal
Financial assets
Loans	12,832	14,737
Gross amount | Australia | Business
Financial assets
Loans	170,636	148,453
Gross amount | New Zealand
Financial assets
Loans	86,124	89,247
Gross amount | New Zealand | Housing
Financial assets
Loans	56,211	58,081
Gross amount | New Zealand | Personal
Financial assets
Loans	1,058	1,175
Gross amount | New Zealand | Business
Financial assets
Loans	28,855	29,991
Gross amount | Other overseas
Financial assets
Loans	6,879	$ 6,332
Gross amount | Up to 1 year
Financial assets
Loans	85,668
Gross amount | Up to 1 year | Australia
Financial assets
Loans	62,294
Gross amount | Up to 1 year | Australia | Housing
Financial assets
Loans	6,577
Gross amount | Up to 1 year | Australia | Personal
Financial assets
Loans	6,478
Gross amount | Up to 1 year | Australia | Business
Financial assets
Loans	49,239
Gross amount | Up to 1 year | New Zealand
Financial assets
Loans	20,999
Gross amount | Up to 1 year | New Zealand | Housing
Financial assets
Loans	159
Gross amount | Up to 1 year | New Zealand | Personal
Financial assets
Loans	898
Gross amount | Up to 1 year | New Zealand | Business
Financial assets
Loans	19,942
Gross amount | Up to 1 year | Other overseas
Financial assets
Loans	2,375
Gross amount | Over 1 year to 5 years
Financial assets
Loans	126,289
Gross amount | Over 1 year to 5 years | Australia
Financial assets
Loans	112,365
Gross amount | Over 1 year to 5 years | Australia | Housing
Financial assets
Loans	1,717
Gross amount | Over 1 year to 5 years | Australia | Personal
Financial assets
Loans	5,419
Gross amount | Over 1 year to 5 years | Australia | Business
Financial assets
Loans	105,229
Gross amount | Over 1 year to 5 years | New Zealand
Financial assets
Loans	9,557
Gross amount | Over 1 year to 5 years | New Zealand | Housing
Financial assets
Loans	509
Gross amount | Over 1 year to 5 years | New Zealand | Personal
Financial assets
Loans	152
Gross amount | Over 1 year to 5 years | New Zealand | Business
Financial assets
Loans	8,896
Gross amount | Over 1 year to 5 years | Other overseas
Financial assets
Loans	4,367
Gross amount | Over 5 years to 15 years
Financial assets
Loans	34,478
Gross amount | Over 5 years to 15 years | Australia
Financial assets
Loans	29,958
Gross amount | Over 5 years to 15 years | Australia | Housing
Financial assets
Loans	19,248
Gross amount | Over 5 years to 15 years | Australia | Personal
Financial assets
Loans	935
Gross amount | Over 5 years to 15 years | Australia | Business
Financial assets
Loans	9,775
Gross amount | Over 5 years to 15 years | New Zealand
Financial assets
Loans	4,383
Gross amount | Over 5 years to 15 years | New Zealand | Housing
Financial assets
Loans	4,359
Gross amount | Over 5 years to 15 years | New Zealand | Personal
Financial assets
Loans	8
Gross amount | Over 5 years to 15 years | New Zealand | Business
Financial assets
Loans	16
Gross amount | Over 5 years to 15 years | Other overseas
Financial assets
Loans	137
Gross amount | Over 15 years
Financial assets
Loans	497,418
Gross amount | Over 15 years | Australia
Financial assets
Loans	446,233
Gross amount | Over 15 years | Australia | Housing
Financial assets
Loans	439,840
Gross amount | Over 15 years | Australia | Business
Financial assets
Loans	6,393
Gross amount | Over 15 years | New Zealand
Financial assets
Loans	51,185
Gross amount | Over 15 years | New Zealand | Housing
Financial assets
Loans	51,184
Gross amount | Over 15 years | New Zealand | Business
Financial assets
Loans	$ 1